Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Summary of loans, by loan type
Total loans	$ 5,964,688	$ 5,950,914
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	2,993,203	3,101,748
Real estate - mortgage
Summary of loans, by loan type
Total loans	1,032,222	962,582
Commercial Real Estate: Other Construction and Land Development
Summary of loans, by loan type
Total loans	1,716,875	1,649,827
Consumer
Summary of loans, by loan type
Total loans	55,168	57,744
Foreign
Summary of loans, by loan type
Total loans	$ 167,220	$ 179,013